Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 06-1061602 001 [Member]	Dec. 31, 2025 USD ($)
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,839,885,892
EBP, Asset Held for Investment	$ 2,869,952,120